Earnings Per Share (Narrative) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Shares excluded from computation of diluted earnings per share	1,594	1,179	540
Securities excluded from computation of earnings per share amount due to loss	623	431